Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.69%
Alabama–1.51%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$3,500	$3,575,398

Alabaster (City of), AL Board of Education; Series 2014 A, Revenue Wts. (INS - AGM)(b)	5.00%	09/01/2025	1,500	1,519,312

Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,476,297

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	40	39,416

Series 2016, RB	5.50%	06/01/2030	2,000	1,896,438

Black Belt Energy Gas District (The);
Series 2023 A, RB(c)	5.25%	10/01/2030	5,000	5,242,416

Series 2023 B, RB(c)	5.25%	12/01/2030	3,000	3,183,857

Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Wts. (INS - SGI)(b)	4.38%	09/01/2025	10	10,007

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	5,264,178

Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,468,858

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	2,000	2,119,450

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	4.50%	05/01/2032	2,720	2,571,537

				29,367,164

Arizona–2.50%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,434,846

Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	3,011	2,777,258

Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(d)	5.63%	07/01/2048	2,000	1,941,622

Series 2019, RB(d)	5.00%	07/01/2039	1,000	948,096

Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(d)	5.00%	07/01/2037	630	611,844

Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.75%	07/15/2038	1,810	1,837,895

Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(c)	4.10%	06/15/2028	7,500	7,550,395

Glendale (City of), AZ; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	1,000	1,026,743

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,028,148

La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,202,003

Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(d)	4.00%	10/15/2047	2,000	1,681,168

Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	315	322,926

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(d)	4.00%	07/01/2041	1,275	1,065,035

Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	3,054,252

Navajo (Nation of); Series 2015 A, Ref. RB(d)	5.50%	12/01/2030	725	740,888

Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	254,877

Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 1,272,754)(e)(f)	5.00%	11/15/2024	1,270	1,179,711

Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 2,105,000)(e)(f)	5.25%	11/15/2029	2,105	1,752,979

Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,003,953

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	5.75%	07/01/2024	225	226,214

Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(d)	5.38%	06/15/2035	1,360	1,368,195

Series 2021, RB(d)	4.00%	06/15/2041	740	605,971

Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024	90	90,500

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	25	24,778

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.00%	07/01/2033	$2,245	$2,141,311

Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	5,825,249

Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(d)	5.50%	10/01/2027	1,245	1,041,407

University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,014

Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,034,213

Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,009,536

				48,802,027

Arkansas–0.20%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(a)	5.70%	05/01/2053	2,500	2,504,337

Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,364,738

				3,869,075

California–8.23%
Adelanto Public Utility Authority (Utility System);
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	188,910

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	339,879

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	323,663

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	349,880

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	333,617

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	333,133

Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	106,675

California (State of);
Series 2020, Ref. GO Bonds	4.00%	03/01/2036	9,385	9,815,439

Series 2022, GO Bonds	5.00%	09/01/2039	3,000	3,404,827

California (State of) Community Choice Financing Authority; Series 2023, RB(c)	5.25%	04/01/2030	1,275	1,306,365

California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(c)	5.25%	10/01/2031	3,250	3,351,031

California (State of) County Tobacco Securitization Agency;
Series 2014, Ref. RB	4.00%	06/01/2029	205	205,181

Series 2020 A, Ref. RB	5.00%	06/01/2032	385	415,213

Series 2020 A, Ref. RB	5.00%	06/01/2033	900	969,616

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,250	2,284,419

California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(d)	5.00%	07/01/2040	1,000	962,869

California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	10,000	10,045,935

California (State of) Housing Finance Agency;
Series 2019 A, RB	4.25%	01/15/2035	1,870	1,841,037

Series 2019 A-2, RB	4.00%	03/20/2033	12,454	12,388,514

California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	4,984	4,822,160

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	845,816

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	5,000	5,211,908

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	270	270,374

California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,033,187

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2022, RB	2.75%	11/15/2027	525	508,710

California (State of) Pollution Control Financing Authority; Series 2012, RB(a)(d)	5.00%	07/01/2027	4,790	4,794,046

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(d)	2.13%	11/15/2027	2,140	2,039,988

Series 2021, RB(d)	2.38%	11/15/2028	1,050	989,893

Series 2021, RB(d)	3.13%	05/15/2029	4,140	3,837,292

Series 2021, RB(d)	5.00%	11/15/2036	1,160	1,108,815

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,096,304

Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,022,921

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB(d)	4.13%	07/01/2024	$138	$138,049

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(d)	5.00%	11/01/2032	1,135	1,148,191

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	4,300	4,359,572

Series 2016 A, RB(d)	5.00%	12/01/2046	3,600	3,535,084

Series 2018 A, RB(d)	5.25%	12/01/2038	1,000	1,016,212

California (State of) Statewide Communities Development Authority (Southern California Edison Company); Series 2006 D, Ref. RB	4.50%	11/01/2033	2,730	2,883,729

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,274,454

Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,555,241

East Side Union High School District; Series 2013, Ref. GO Bonds	5.00%	08/01/2029	6,000	6,019,617

El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	50	50,264

El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	495	495,695

Golden State Tobacco Securitization Corp.; Series 2005 A, RB(g)(h)	0.00%	06/01/2028	55	48,569

Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	910	926,591

Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	1,000	1,005,744

Jurupa Unified School District; Series 2017 B, GO Bonds	4.00%	08/01/2041	6,085	6,142,715

Lake Elsinore Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,166,801

Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,415,277

Los Angeles (City of), CA Department of Airports; Series 2020 C, RB(a)	5.00%	05/15/2039	1,160	1,218,850

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.00%	05/15/2044	7,005	7,179,796

Series 2018 B, Ref. RB(a)	5.00%	05/15/2029	2,000	2,126,743

Series 2018 D, Ref. RB(a)	5.00%	05/15/2030	3,000	3,224,555

Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5,000	5,219,052

Modesto (City of), CA Irrigation District; Series 2015 B, Ref. RB	5.00%	10/01/2028	1,595	1,657,956

Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	3,390	3,030,308

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	2,820	2,840,025

Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,033,740

Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	1,213,914

Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	500	509,994

Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,453

Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	401,772

Riverside (County of), CA Community Facilities District No. 04-2 (Lake Hills Crest); Series 2012, Ref. RB	5.00%	09/01/2028	500	501,921

Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB (INS - AGM)(b)	5.00%	10/01/2029	1,375	1,422,620

Roseville Joint Union High School District; Series 2018, GO Bonds (INS - BAM)(b)(h)	0.00%	08/01/2043	1,360	566,121

San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	520	520,460

San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	2,927,108

Series 2023 B, RB(a)	5.00%	07/01/2030	2,000	2,179,560

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, Ref. RB(a)	5.00%	01/01/2033	1,000	1,066,912

Series 2019 A, Ref. RB(a)	5.00%	01/01/2034	1,335	1,423,041

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB(c)(g)	5.00%	02/28/2024	750	753,263

Series 2013 B, RB(c)(g)	5.00%	02/28/2024	405	406,762

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	2,460	2,464,331

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	$2,080	$2,131,137

William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,062,016

				160,306,832

Colorado–2.33%
Arkansas River Power Authority; Series 2018 A, Ref. RB	5.00%	10/01/2032	2,645	2,739,519

Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,480	1,372,740

BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	384,039

Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,050	1,024,005

Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(d)	5.00%	12/01/2040	1,325	1,245,484

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2029	3,667	3,631,493

Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	525	471,470

Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.63%	05/15/2029	1,125	1,014,443

Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2013 A, RB	5.00%	12/01/2036	200	200,118

Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,434,422

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A, Ref. RB	4.00%	08/01/2037	4,730	4,624,830

Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(d)	5.00%	12/01/2025	235	217,505

Series 2015 A, Ref. RB(d)	5.50%	12/01/2030	750	604,554

Colorado (State of) High Performance Transportation Enterprise; Series 2014, RB(a)	5.75%	01/01/2044	1,110	1,111,441

Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	656	656,000

Denver (City & County of), CO;
Series 2018 A, Ref. RB(a)	5.00%	12/01/2028	1,510	1,615,678

Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,091,210

Series 2018 A-2, RB(h)	0.00%	08/01/2030	800	613,267

Series 2018 A-2, RB(h)	0.00%	08/01/2031	1,000	733,020

Series 2022 A, RB(a)	5.00%	11/15/2034	8,750	9,710,252

Series 2022 D, Ref. RB(a)	5.50%	11/15/2032	2,250	2,612,774

Denver (City & County of), CO Health & Hospital Authority; Series 2019 A, Ref. RB	4.00%	12/01/2038	2,500	2,271,987

Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,050	983,695

Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	125	117,410

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	489,560

Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(d)(h)	0.00%	12/01/2025	250	201,813

Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	708,403

Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	141,417

Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	167,589

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	252,780

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	274,564

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	279,649

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	311,649

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	108,748

Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	891,617

				45,309,145

Connecticut–1.21%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,230,100

Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,566,810

Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030	3,500	3,782,754

Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2030	285	285,936

Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2031	540	540,092

Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2033	600	598,804

Hamden (Town of), CT (Whitney Center);
Series 2019, Ref. RB	5.00%	01/01/2030	2,355	2,246,829

Series 2019, Ref. RB	5.00%	01/01/2040	6,190	5,361,087

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)
University of Connecticut; Series 2016 A, RB	5.00%	03/15/2032	$2,940	$3,058,977

				23,671,389

District of Columbia–1.22%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,550	2,528,038

Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	2,215	2,249,740

Series 2019 A, Ref. RB(a)	5.00%	10/01/2032	1,435	1,542,518

Series 2019 A, Ref. RB(a)	5.00%	10/01/2039	3,775	3,930,146

Series 2019 A, Ref. RB(a)	5.00%	10/01/2040	1,635	1,697,180

Series 2021 A, Ref. RB(a)	5.00%	10/01/2033	6,000	6,606,620

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB(h)	0.00%	10/01/2037	10,000	5,183,319

Series 2010 A, RB (INS - AGM)(b)(h)	0.00%	10/01/2037	40	21,119

				23,758,680

Florida–7.19%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2014 A, RB	5.00%	12/01/2044	6,720	6,736,319

Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,674,581

Atlantic Beach (City of), FL (Fleet Landing); Series 2018 A, RB	5.00%	11/15/2038	1,100	1,034,790

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	13,061,711

Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(d)	5.00%	12/15/2035	1,085	1,031,268

Series 2020, RB(d)	5.00%	12/15/2040	4,860	4,336,625

Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB(e)	4.50%	07/01/2038	500	15,000

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2032	2,645	2,325,188

Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(d)	5.00%	10/15/2037	510	490,236

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB(d)(e)	7.25%	05/15/2026	906	28,993

Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,699,563

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,221,087

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(d)	7.38%	01/01/2049	10,000	10,043,665

Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(d)	6.00%	06/15/2035	1,265	1,271,008

Series 2020 C, Ref. RB(d)	4.00%	09/15/2030	470	430,260

Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	80	75,927

Greater Orlando Aviation Authority;
Series 2019 A, RB(a)	5.00%	10/01/2031	4,000	4,307,104

Series 2019 A, RB(a)	5.00%	10/01/2032	3,025	3,251,649

Series 2019 A, RB(a)	5.00%	10/01/2034	5,000	5,364,323

Greater Orlando Aviation Authority (Jetblue Airways Corp.);
Series 2013, Ref. RB(a)	5.00%	11/15/2026	3,500	3,500,023

Series 2013, Ref. RB(a)	5.00%	11/15/2036	1,250	1,240,403

Halifax Hospital Medical Center; Series 2015, Ref. RB(c)(g)	5.00%	06/01/2025	325	334,032

Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $2,494,063)(e)(f)	5.25%	04/03/2028	2,500	725,000

Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2015 A, RB	5.00%	10/01/2044	1,485	1,490,187

Series 2018 E, RB(a)	5.00%	10/01/2024	2,000	2,017,906

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(d)	5.00%	07/15/2028	440	429,804

Lakeland (City of), FL (Lakeland Regional Health);
Series 2015, RB	5.00%	11/15/2040	4,250	4,257,968

Series 2015, RB	5.00%	11/15/2045	3,370	3,375,393

Lee (County of), FL; Series 2021 B, RB(a)	5.00%	10/01/2035	5,000	5,409,421

Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(d)	5.38%	12/01/2032	1,000	839,619

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	$1,000	$1,061,036

Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,175,131

Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,322,000

Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	1,939,646

Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	15,000	15,162,635

Series 2021, RB	4.00%	10/01/2042	3,000	3,005,189

Series 2023 A, Ref. RB(a)	5.00%	10/01/2033	3,865	4,256,334

Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2039	3,500	3,494,660

Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,015,504

Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	925	925,241

Series 2013 A, RB	5.00%	07/01/2033	600	600,211

Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,683,028

Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2044	5,000	5,378,334

Mirabella Community Development District; Series 2013, RB	6.00%	11/01/2026	15	15,160

Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	367,453

Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	313,985

Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	520,501

Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,500	3,549,639

Series 2020 B, RB	4.00%	11/15/2041	250	213,433

Pompano Beach (City of), FL (John Knox Village); Series 2021 B-1, RB	2.00%	01/01/2029	1,150	998,897

Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2041	3,030	1,173,030

Series 2020 A, RB(h)	0.00%	09/01/2049	3,795	887,838

Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(d)	4.85%	05/01/2038	1,000	990,746

				140,068,684

Georgia–1.58%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2038	1,540	1,515,893

Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,621,409

College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,009

Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	940	919,186

Series 2018 A, RB	5.75%	12/01/2033	1,500	1,453,520

Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	1,915	1,816,324

Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,956,142

George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	2.38%	01/01/2031	525	455,464

Series 2021, RB	4.00%	01/01/2036	1,100	1,067,340

Georgia (State of) Municipal Electric Authority; Series 2019 A, Ref. RB	5.00%	01/01/2033	1,200	1,277,427

Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	887,013

Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	455,100

Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2041	485	485,221

Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2046	1,295	1,251,690

Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	15	15,000

Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(d)	5.75%	06/15/2037	1,540	1,558,561

Main Street Natural Gas, Inc.;
Series 2022 B, RB(c)	5.00%	06/01/2029	5,000	5,141,066

Series 2022 C, RB(d)	4.00%	11/01/2027	3,810	3,695,789

Series 2023 B, RB(c)	5.00%	03/01/2030	5,000	5,212,213

				30,799,367

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–0.26%
Guam (Territory of);
Series 2021 A, Ref. RB	5.00%	11/01/2040	$4,000	$4,050,497

Series 2021 F, Ref. RB	5.00%	01/01/2029	1,000	1,052,779

				5,103,276

Hawaii–0.72%
Hawaii (State of); Series 2020 A, Ref. RB(a)	4.00%	07/01/2035	665	672,628

Hawaii (State of) Department of Budget & Finance; Series 2019, Ref. RB	3.20%	07/01/2039	1,655	1,169,308

Honolulu (City & County of), HI;
Series 2015 A, Ref. RB	5.00%	07/01/2031	6,000	6,162,323

Series 2023, RB(c)	5.00%	06/01/2026	5,750	5,945,658

				13,949,917

Illinois–9.29%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	1,275	1,274,011

Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,580,050

Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	1,795	1,796,080

Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,517,835

Series 2008, Ref. RB(c)(g)	5.00%	01/01/2025	2,450	2,492,513

Series 2008, Ref. RB	5.00%	01/01/2029	50	50,579

Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,059,695

Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	2,610,849

Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,101,731

Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,198,270

Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	9,000	9,589,342

Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(d)	7.00%	01/15/2029	823	823,112

Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,044,424

Series 2015 B, Ref. RB	5.00%	01/01/2031	3,000	3,038,485

Series 2017 D, RB(a)	5.00%	01/01/2031	1,000	1,041,616

Series 2017 D, RB(a)	5.00%	01/01/2032	1,000	1,041,182

Series 2017 D, RB(a)	5.00%	01/01/2033	2,000	2,081,528

Series 2020 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2037	2,250	2,291,293

Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	6,705	6,415,158

Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,030,081

Series 2017, RB	5.75%	04/01/2035	1,000	1,048,477

Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,570,360

Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,041,761

Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,300,212

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,013,793

Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,469

Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,241,362

Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(a)(c)(g)	5.38%	02/06/2024	7,500	7,516,330

Series 2013 A, Ref. RB(a)(c)(g)	5.50%	02/06/2024	1,000	1,002,388

Series 2013 B, Ref. RB(c)(g)	5.00%	02/06/2024	1,000	1,002,416

Series 2016 A, Ref. RB(a)	5.00%	01/01/2027	2,000	2,039,784

Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2036	1,520	1,605,702

Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.25%	12/01/2026	500	500,275

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(b)	6.00%	11/01/2026	$410	$422,975

Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,191,604

Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,069,165

Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,176,591

Series 2016, GO Bonds	4.00%	06/01/2033	2,250	2,261,081

Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,102,229

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	8,978,678

Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,485,395

Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	3,020,632

Series 2020, GO Bonds	5.50%	05/01/2024	1,000	1,007,356

Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,294,431

Series 2020, GO Bonds	5.50%	05/01/2039	2,455	2,683,833

Series 2021 A, GO Bonds	5.00%	03/01/2046	300	308,788

Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,468,427

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,486

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	1,660	1,735,718

Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,293,484

Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(d)	4.50%	08/01/2033	1,275	1,256,285

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,043	568,361

Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	100	99,983

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,547,680

Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	5.00%	10/01/2030	750	798,763

Series 2020, RB	5.00%	10/01/2031	750	796,239

Series 2020, RB	5.00%	10/01/2032	750	795,597

Series 2020, RB	5.00%	10/01/2033	750	794,809

Series 2020, RB	5.00%	10/01/2034	750	792,938

Series 2020, RB	5.00%	10/01/2035	750	789,306

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	2,000	2,078,530

Series 2002, RB (INS - AGM)(b)(h)	0.00%	12/15/2029	2,550	2,054,717

Series 2002, RB (INS - NATL)(b)(h)	0.00%	06/15/2033	3,490	2,407,275

Series 2002, RB (INS - NATL)(b)(h)	0.00%	12/15/2033	10,000	6,737,938

Series 2002, RB (INS - NATL)(b)(h)	0.00%	12/15/2034	5,000	3,219,024

Illinois (State of) Regional Transportation Authority;
Series 2018 B, RB(i)	5.00%	06/01/2031	3,800	4,144,761

Series 2018 B, RB(i)	5.00%	06/01/2032	3,995	4,351,424

Illinois (State of) Sports Facilities Authority;
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	2,100	2,202,422

Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,057,615

Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,266,555

Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2028	300	300,425

Series 2013 A, RB	5.00%	01/01/2038	2,000	2,000,110

Series 2021 A, RB	4.00%	01/01/2046	5,000	4,783,149

Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	749,770

Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	214	213,756

Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,068,444

Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,064,146

Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,178,999

Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(a)	5.75%	08/01/2042	2,050	2,050,099

Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,031,125

Series 2015, Ref. RB	5.00%	03/01/2033	3,500	3,554,042

Stephenson County School District No. 145 Freeport; Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	895	967,260

				180,913,583

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–1.44%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	$570	$503,615

Indiana (State of) Finance Authority (CWA Authority); Series 2021, Ref. RB	4.00%	10/01/2039	5,075	5,124,859

Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	201,922

Indiana (State of) Finance Authority (Southern Indiana Gas and Electric Co.);
Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	10,000	9,824,832

Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	5,315	5,259,345

Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	980,303

Indianapolis Local Public Improvement Bond Bank (CityWay 1); Series 2021 B, Ref. RB	5.00%	02/01/2033	185	185,110

Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(d)	4.75%	11/01/2030	575	497,915

Series 2020 A, RB(d)	5.25%	11/01/2040	4,560	3,531,087

Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2028	1,250	1,307,240

Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	575	492,499

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(a)	5.88%	01/01/2024	105	105,129

				28,013,856

Iowa–1.05%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,779,029

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	4.00%	12/01/2032	5,350	5,138,633

Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2021 A, Ref. RB	4.00%	05/15/2046	3,500	2,346,729

Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	117,508

Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	5.00%	06/01/2029	2,325	2,459,748

PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	5,635	5,717,623

				20,559,270

Kansas–0.50%
Derby (City of), KS (Derby Star Bond); Series 2020, RB	3.90%	03/01/2037	575	572,617

Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,198,611

Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,314,605

Manhattan (City of), KS (Meadowlark Hills);
Series 2021 A, Ref. RB	4.00%	06/01/2036	1,000	830,598

Series 2021 A, Ref. RB	4.00%	06/01/2046	1,150	821,152

Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB (Acquired 05/25/2017-05/30/2019; Cost $1,537,416)(e)(f)	5.25%	12/01/2036	1,500	330,000

Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,013,238

Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,190,272

Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,523,662

				9,794,755

Kentucky–1.89%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	394,469

Series 2019, Ref. RB	5.00%	02/01/2031	460	481,299

Series 2019, Ref. RB	5.00%	02/01/2032	450	469,976

Fayette County School District Finance Corp.; Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	1,000	1,020,167

Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(j)	4.70%	02/01/2025	1,430	1,431,186

Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,671,169

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,523,765

Series 2015 A, RB	5.00%	07/01/2030	2,000	2,029,403

Series 2015 A, RB	5.00%	07/01/2032	1,000	1,013,802

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,464,039

Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	2,813,895

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	$1,000	$1,020,867

Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,653,805

Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,286,079

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2031	5,000	5,179,146

Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,039,285

Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, RB	5.00%	08/01/2029	1,000	1,026,766

Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	108,363

Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	107,659

Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	107,313

Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	107,145

Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 B, RB(c)	4.00%	01/01/2025	2,000	1,985,563

Series 2019 C, RB(c)	4.00%	02/01/2028	5,000	4,936,101

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,518,293

Series 2020 A, RB	4.00%	10/01/2040	1,500	1,425,088

				36,814,643

Louisiana–1.24%
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(c)(g)	5.00%	06/01/2025	1,405	1,444,046

Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/03/2028	250	212,500

Series 2017, Ref. RB	5.00%	07/02/2029	400	340,000

Series 2017, Ref. RB	5.00%	07/01/2030	500	425,000

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	2,613,400

New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,267,588

New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	1,764,691

Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	1,817,798

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	100	107,339

Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	233,413

Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	152,926

Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	105,101

Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	380,179

Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	216,247

Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	145,473

Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	107,477

St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(d)	6.10%	06/01/2030	2,700	2,925,015

St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	2.10%	07/01/2024	1,000	982,643

Series 2017, Ref. RB(c)	4.05%	07/01/2026	1,750	1,741,079

Subseries 2017 A-3, Ref. RB(c)	2.20%	07/01/2026	2,000	1,900,491

St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	405	403,327

Series 2015, Ref. RB	5.25%	11/15/2029	2,800	2,737,096

Series 2015, Ref. RB	5.25%	11/15/2037	2,330	2,137,475

				24,160,304

Maryland–0.78%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2033	1,105	1,110,568

Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,275	1,271,649

Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2033	2,500	2,634,782

Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	2,000	1,962,624

Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(d)	4.13%	02/15/2034	1,000	948,336

Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	97,687

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	5.00%	06/01/2028	$250	$266,020

Series 2021, Ref. RB	5.00%	06/01/2030	350	379,196

Series 2021, Ref. RB	5.00%	06/01/2032	400	435,426

Series 2021, Ref. RB	4.00%	06/01/2034	350	353,704

Series 2021, Ref. RB	4.00%	06/01/2036	450	449,937

Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(a)(d)	4.00%	07/01/2024	585	581,504

Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	1,500	1,502,106

Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	1,000	931,829

Series 2020, RB	4.00%	09/01/2040	2,500	2,198,065

				15,123,433

Massachusetts–1.85%
Massachusetts (Commonwealth of); Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	3,026,434

Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,566,707

Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,164,375

Series 2021 G, Ref. RB	5.00%	07/01/2038	300	313,367

Series 2021 G, Ref. RB	5.00%	07/01/2039	350	363,936

Series 2021 G, Ref. RB	4.00%	07/01/2046	1,000	901,350

Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(d)	5.00%	07/01/2041	2,050	1,732,427

Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2023 FF, Ref. RB	4.00%	10/01/2046	5,000	4,963,198

Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,636,588

Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2037	1,500	1,456,180

Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,111,123

Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,109,819

Massachusetts (Commonwealth of) Development Finance Agency (SpringField College); Series 2021 B, Ref. RB	4.00%	06/01/2035	2,000	1,934,006

Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,031,970

Massachusetts (Commonwealth of) School Building Authority;
Series 2018 B, RB	4.00%	02/15/2039	10,735	10,735,126

Series 2018 B, RB	4.00%	02/15/2041	1,685	1,672,286

Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2025	300	311,249

				36,030,141

Michigan–2.23%
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	700	705,203

Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,000	2,013,616

Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	805	769,166

Series 2019, Ref. RB	5.00%	05/15/2042	2,710	2,305,138

Kent (County of), MI; Series 2015, Ref. GO Bonds	5.00%	01/01/2037	2,000	2,023,936

Kentwood Economic Development Corp. (Holland Home Obligated Group);
Series 2019, Ref. RB	5.00%	11/15/2032	2,035	1,962,395

Series 2022, Ref. RB	4.00%	11/15/2031	970	874,988

Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(c)(g)	5.00%	10/15/2025	615	636,206

Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	4,534,587

Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	570	581,108

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	$1,000	$1,008,344

Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	1,000	1,007,717

Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,029,500

Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	767,735

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,074,774

Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,590	5,606,053

Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2015, Ref. RB(c)(g)	5.00%	05/15/2025	245	251,388

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(d)	5.00%	07/01/2031	1,530	1,210,420

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(c)	4.00%	10/01/2026	1,230	1,205,178

Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	1,720,531

Romulus (City of), MI Tax Increment Finance Authority; Series 2016, Ref. RB (INS - BAM)(b)	5.00%	11/01/2026	1,805	1,886,116

Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2012 A, RB(c)(g)	5.00%	12/01/2023	2,700	2,700,000

Series 2012 D, Ref. RB(a)(c)(g)	5.00%	12/01/2023	2,500	2,500,000

				43,374,099

Minnesota–0.35%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	290	217,178

Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	320	308,038

Series 2018 A, Ref. RB	5.00%	11/01/2033	205	201,691

Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	516,842

Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,648,006

Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,751,547

St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,250,000)(c)(d)(e)(f)	6.00%	07/01/2027	1,250	662,500

Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	4.00%	12/01/2023	300	300,000

Series 2014, RB	4.00%	12/01/2024	175	173,011

Series 2014, RB	5.00%	12/01/2029	1,000	980,250

				6,759,063

Mississippi–0.22%
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,064,637

Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,068,221

Mississippi (State of) Hospital Equipment & Facilities Authority (North Mississippi Health Services);
Series 2020, Ref. RB	5.00%	10/01/2035	600	639,352

Series 2020, Ref. RB	5.00%	10/01/2036	650	685,261

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,390	818,122

				4,275,593

Missouri–0.96%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,046,085

Series 2017, Ref. RB	5.00%	03/01/2029	100	102,756

Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	1,964,635

Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,003,874

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(a)	5.00%	03/01/2035	1,000	1,042,944

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	10	9,747

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2032	2,685	2,436,828

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	$1,000	$1,000,338

Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,305,441

Series 2019 A, RB	5.00%	02/01/2029	1,100	1,102,167

Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,533,310

Series 2015 A, Ref. RB	5.00%	12/01/2027	640	654,119

St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(d)	4.00%	10/01/2028	130	120,420

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,490	1,451,814

St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,009,224

				18,783,702

Nebraska–0.53%
Central Plains Energy Project (No. 5); Series 2022-1, RB(c)	5.00%	10/01/2029	5,000	5,147,646

Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,182,293

				10,329,939

Nevada–0.24%
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	125	126,459

Series 2015, RB	5.00%	08/01/2029	1,140	1,148,138

Series 2015, RB	5.00%	08/01/2031	1,260	1,267,100

Series 2015, RB	5.00%	08/01/2032	305	306,909

Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.00%	06/01/2024	10	10,000

Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	230	222,857

Series 2020, RB	4.00%	12/01/2030	240	224,367

Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.75%	06/15/2028	1,575	1,480,413

				4,786,243

New Hampshire–0.59%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	6,599	6,355,595

New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	1,025	760,173

New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(d)	3.63%	07/02/2040	370	269,682

New Hampshire (State of) Business Finance Authority (New York State Electric & Gas Corp.); Series 2022 A, Ref. RB(a)	4.00%	12/01/2028	2,300	2,312,284

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,971	1,870,331

				11,568,065

New Jersey–5.24%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	262,871

Casino Reinvestment Development Authority, Inc.; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	1,000	1,017,331

Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)(g)	5.00%	12/01/2024	920	924,676

New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	3,000	3,207,464

New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,051,785

Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2028	5,035	5,345,952

Series 2020, Ref. RB(a)(c)	3.75%	06/01/2028	2,500	2,482,143

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(a)	5.75%	09/15/2027	12,380	12,382,396

New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(d)	6.20%	10/01/2044	200	200,376

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	102	109,329

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	435	426,082

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	$250	$248,055

New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2038	1,000	1,012,496

Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	1,007,273

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,391,119

Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,131,821

Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,000,511

Series 2013, RB(a)	5.38%	01/01/2043	4,290	4,293,329

New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2014, RB	5.00%	06/15/2026	1,000	1,008,576

New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	380,057

Series 2017 F, RB	5.00%	07/01/2033	415	395,833

Series 2017 F, RB	5.00%	07/01/2035	1,000	929,993

New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System);
Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,255,417

Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,045,203

New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(a)	5.00%	12/01/2025	2,250	2,302,811

New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AMBAC)(b)(h)	0.00%	12/15/2026	3,500	3,156,943

Series 2008 A, RB(h)	0.00%	12/15/2028	255	214,340

Series 2009 C, RB	5.25%	06/15/2032	250	252,881

Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,470,919

Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,408,454

Series 2018 A, RN(i)(k)	5.00%	06/15/2029	4,500	4,691,851

Series 2018 A, RN(i)(k)	5.00%	06/15/2030	2,000	2,084,098

Series 2019, Ref. RB	5.00%	12/15/2024	2,500	2,541,288

Series 2020 AA, RB	4.00%	06/15/2037	2,000	2,034,738

Series 2021 A, Ref. RB	4.00%	06/15/2035	10,245	10,537,322

Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	2,047,057

Series 2022 A, RB	4.00%	06/15/2040	3,215	3,220,819

South Jersey Transportation Authority; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	505,861

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	2,500	2,623,050

Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,208,289

Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,241,393

				102,052,202

New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	675,697

Series 2019 A, RB	5.00%	05/15/2039	500	435,491

				1,111,188

New York–11.85%
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,500	1,507,143

Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB (Acquired 08/16/2018; Cost $505,491)(d)(e)(f)	5.00%	10/01/2038	500	375,000

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(d)	5.25%	12/31/2033	1,500	1,325,304

Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(d)	4.50%	01/01/2025	480	480,093

Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(d)	2.50%	06/15/2031	375	305,373

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,000	924,370

Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,037,370

Series 2018, RB	5.00%	09/01/2029	1,000	1,093,181

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Metropolitan Transportation Authority;
Series 2013 A, Ref. RB(c)(g)	5.00%	01/08/2024	$515	$515,725

Series 2013 B, RB(c)(g)	5.00%	01/08/2024	40	40,060

Series 2013 C, RB(c)(g)	5.00%	01/08/2024	940	941,323

Series 2013 E, RB	5.00%	11/15/2043	215	215,006

Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,187,594

Subseries 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	1,917,721

Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,568,587

Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB(h)	0.00%	11/15/2029	1,000	786,421

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,640	1,485,112

Monroe County Industrial Development Corp. (University of Rochester); Series 2017 D, Ref. RB	4.00%	07/01/2036	1,000	1,011,136

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	413	408,216

New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	352,890

New York & New Jersey (States of) Port Authority;
One Hudred Eighty Fifth Series 2014, RB(a)	4.00%	09/01/2034	10,000	10,012,031

Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,116,957

Two Hundred Seventh Series 2018, Ref. RB(a)	5.00%	09/15/2027	9,000	9,490,288

Two Hundred Thirty Third Series 2021, Ref. RB(a)	4.00%	07/15/2036	1,625	1,630,609

Two Hundred Twenty First Series 2020, RB(a)	5.00%	07/15/2031	4,525	4,870,930

New York (City of), NY;
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,021,986

Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	5,027,049

Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	5,018,719

Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2028	1,000	1,102,520

New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	5,407,191

Series 2021 B-1, RB	4.00%	08/01/2036	8,000	8,253,599

Series 2021 E-1, RB	4.00%	02/01/2038	5,390	5,410,658

Series 2021, Ref. RB	4.00%	11/01/2036	2,825	2,904,469

New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	02/15/2032	2,055	2,091,117

Series 2022 A, Ref. RB	4.00%	03/15/2040	10,620	10,656,338

New York (State of) Dormitory Authority (Bidding Group 2); Series 2020 A, Ref. RB	4.00%	03/15/2036	5,000	5,140,577

New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	1,949,866

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,910	1,974,840

Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,298,281

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(d)	5.00%	12/01/2024	300	300,421

Series 2017, Ref. RB(d)	5.00%	12/01/2033	2,000	1,950,359

Series 2017, Ref. RB(d)	5.00%	12/01/2034	1,000	970,478

New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(l)	5.00%	11/01/2026	25	25,316

New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2037	1,490	1,501,172

New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	10,000	10,010,914

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2022 A, RB	2.70%	08/01/2037	2,150	1,821,968

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2042	4,520	4,224,903

New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	287,482

Series 2016 B, Ref. RB	5.00%	06/01/2030	270	277,526

Series 2016 B, Ref. RB	5.00%	06/01/2031	465	477,910

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,660	3,007,806

New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(b)	2.75%	11/15/2041	9,000	7,108,064

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,470	1,511,114

Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,004,642

Series 2023, RB(a)	5.50%	06/30/2041	850	886,747

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	$1,150	$1,150,044

Series 2016, Ref. RB(a)	5.00%	08/01/2031	25,500	25,498,294

Series 2021, Ref. RB(a)	3.00%	08/01/2031	5,000	4,385,486

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	10,000	10,057,387

Series 2018, RB(a)	5.00%	01/01/2034	3,090	3,127,646

Series 2018, RB(a)	5.00%	01/01/2036	960	966,718

Series 2020, RB(a)	4.00%	10/01/2030	3,000	2,898,230

Series 2020, RB(a)	5.00%	10/01/2035	2,000	2,040,340

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	947,729

Series 2023, RB(a)	6.00%	04/01/2035	5,000	5,412,180

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,064,413

Series 2020 A, Ref. RB(a)	5.00%	12/01/2032	1,250	1,328,277

Series 2020 C, Ref. RB	5.00%	12/01/2033	1,600	1,720,631

Series 2022, RB(a)	5.00%	12/01/2026	1,000	1,032,316

Series 2022, RB(a)	5.00%	12/01/2028	2,145	2,264,903

Series 2022, RB(a)	5.00%	12/01/2029	3,000	3,182,586

Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	468,034

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	760	771,614

Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2043	5,200	5,676,598

TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,061,300

Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,544,975

Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,028,672

Westchester County Local Development Corp.; Series 2014 A, RB	5.00%	05/01/2034	5,000	5,011,381

				230,862,226

North Carolina–1.24%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2035	1,000	1,065,234

Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,468,858

North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,721,813

Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,232,668

Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,359,867

Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,425,068

North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	1,830,423

North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	255,704

Series 2021, RB	4.00%	03/01/2030	285	261,096

Series 2021, RB	4.00%	03/01/2031	290	262,827

Series 2021, RB	4.00%	03/01/2036	900	748,179

Series 2021, RB	4.00%	03/01/2041	1,050	796,305

North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2020 B-1, RB	2.88%	10/01/2026	85	79,823

North Carolina (State of) Medical Care Commission (Rex Healthcare); Series 2020 A, RB	5.00%	07/01/2033	1,250	1,360,925

North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	5,000	5,055,020

North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,250	1,312,808

North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2019, RB(h)	0.00%	01/01/2044	5,000	2,004,326

Raleigh & Durham (Cities of), NC Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2031	1,750	1,902,275

				24,143,219

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Dakota–0.16%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	$385	$378,501

Series 2016, RB	5.10%	04/15/2036	2,815	2,771,740

				3,150,241

Ohio–3.22%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,020,640

Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	8,164,592

Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,118,691

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(d)	5.75%	01/01/2024	180	179,885

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2027	1,000	1,008,081

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation); Series 2018, Ref. RB	5.00%	12/01/2033	2,460	2,480,512

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	3,835	3,826,282

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	3,250	3,359,250

Series 2017, Ref. RB	5.00%	02/15/2032	5,480	5,653,472

Dayton (City of) OH; Series 2014 A, Ref. RB (INS - AGM)(a)(b)	4.00%	12/01/2032	5,000	5,000,333

Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	630	629,998

Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2037	2,000	2,028,506

Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,561,988

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,217,575

Ohio (State of);
Series 2014, Ref. VRD RB(m)	3.80%	01/15/2045	6,600	6,600,000

Series 2020 A, Ref. RB	5.00%	01/15/2033	600	647,062

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(d)	5.00%	12/01/2023	1,460	1,460,000

Ohio (State of) (Portsmouth Bypass); Series 2015, RB(a)	5.00%	12/31/2025	1,300	1,320,132

Ohio (State of) (University Hospitals Health System, Inc.); Series 2015, Ref. VRD RB(m)	3.80%	01/15/2045	5,200	5,200,000

Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	9,000	7,888,073

Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	345,743

				62,710,815

Oklahoma–0.47%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	972,370

Tulsa (City of), OK Airports Improvement Trust; Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,250,582

Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	4,976,612

				9,199,564

Oregon–1.03%
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	252,293

Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	292,962

Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,258,742

Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	7,465	7,199,934

Portland (Port of), OR;
Series 2017 24B, RB(a)	5.00%	07/01/2036	4,000	4,133,944

Series 2022 28, RB(a)	5.00%	07/01/2027	2,785	2,922,813

Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(h)	0.00%	06/15/2040	4,415	2,030,351

Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 B-1, RB	2.50%	11/15/2028	2,000	1,755,059

Series 2021 B-2, RB	2.13%	11/15/2027	225	212,084

				20,058,182

Pennsylvania–5.63%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,118,264

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	$2,000	$1,993,687

Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,500	1,563,837

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(d)	5.00%	05/01/2033	3,795	3,871,658

Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB	5.00%	12/01/2030	1,000	902,171

Series 2015 A, Ref. RB	5.25%	12/01/2045	1,400	1,063,173

Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	385,400

Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	335,325

Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	360,330

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(h)	0.00%	10/01/2036	1,300	752,159

Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	5,870,809

Series 2018, RB	5.00%	06/01/2033	4,000	4,262,018

East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB(g)	5.00%	07/01/2025	160	162,451

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	944,036

Series 2018, Ref. RB	5.00%	12/01/2031	1,005	934,079

Series 2018, Ref. RB	5.00%	12/01/2033	750	685,270

Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,521,125

Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	985,558

Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	512,175

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2034	3,600	3,792,830

Series 2019, Ref. RB	5.00%	09/01/2031	545	585,015

Pennsylvania (Commonwealth of);
First Series 2015-1, GO Bonds	5.00%	03/15/2031	1,500	1,526,289

Series 2018 A, Ref. COP	5.00%	07/01/2029	300	324,204

Series 2018 A, Ref. COP	5.00%	07/01/2030	375	403,888

Series 2018 A, Ref. COP	5.00%	07/01/2031	425	456,973

Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	6,099,984

Series 2015, RB(a)	5.00%	12/31/2034	2,630	2,672,628

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2030	1,600	1,535,481

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,300,915

Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,164,436

Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,159,366

Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	125,292

Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2031	4,075	4,331,804

Series 2015 A-1, Ref. RB	5.00%	12/01/2028	1,055	1,080,565

Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	257,670

Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,012,246

Series 2017-3, Ref. RB	5.00%	12/01/2034	3,000	3,172,135

Series 2019 A, RB	5.00%	12/01/2033	1,240	1,369,818

Series 2021 A, RB	3.00%	12/01/2042	4,500	3,525,321

Series 2021 B, RB	4.00%	12/01/2040	1,500	1,504,585

Series 2021 B, RB	4.00%	12/01/2041	1,750	1,727,608

Pennsylvania Economic Development Financing Authority; Series 2019, Ref. RB	3.00%	04/01/2039	2,000	1,680,474

Pennsylvania Higher Education Assistance Agency (Senior Bonds); Series 2023 A, RB(a)	4.00%	06/01/2044	5,500	5,318,556

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Philadelphia (City of), PA;
Series 2015, Ref. RB	5.00%	08/01/2031	$1,000	$1,015,439

Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,015,439

Series 2020 A, Ref. RB	4.00%	07/01/2039	5,000	4,990,550

Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,048,723

Series 2017, RB	5.00%	12/01/2037	1,310	1,359,034

Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,466,173

Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	1,000	911,777

Series 2017, Ref. RB	5.00%	05/01/2036	1,000	880,516

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,076,779

Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	4.00%	12/01/2047	2,000	1,714,203

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	3,542,063

Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2028	3,480	3,597,490

Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,366,397

Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2025	2,400	2,452,249

Series 2018 A, GO Bonds	5.00%	09/01/2025	745	764,287

Series 2018 A, GO Bonds	5.00%	09/01/2032	510	545,726

Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	31,408

Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	25,994

Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	117,170

Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	95,701

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	225	224,537

West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	492,832

Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	500	525,496

				109,611,591

Puerto Rico–3.71%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	760	761,921

Series 2002, RB	5.63%	05/15/2043	4,655	4,707,852

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	225	219,913

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	8,100	4,941,432

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,443	1,507,594

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	6,419	6,794,130

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	8,667	9,338,675

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	5,900,097

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,077,374

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,008	903,351

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,371	1,187,169

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,426	1,188,321

Subseries 2022, RN	0.00%	11/01/2043	5,770	3,007,530

Subseries 2022, RN	0.00%	11/01/2051	4,835	2,538,182

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(d)	5.00%	07/01/2033	4,365	4,414,204

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB(e)	5.50%	07/01/2038	3,500	883,750

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 C, RB(n)	5.00%	07/01/2053	130	84,174

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo); Series 2021, Ref. RB	5.00%	07/01/2031	425	459,865

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	$1,245	$1,215,905

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2029	20,432	16,160,864

Series 2018 A-1, RB(h)	0.00%	07/01/2046	17,000	5,016,579

				72,308,882

Rhode Island–1.05%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	315	315,632

Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,396,109

Series 2015 A, Ref. RB	5.00%	06/01/2027	900	914,871

Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,098,189

Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,648,780

Series 2015 A, Ref. RB	5.00%	06/01/2040	4,000	4,014,690

				20,388,271

South Carolina–0.22%
Piedmont Municipal Power Agency; Series 2015 A, RB	5.00%	01/01/2030	2,000	2,028,071

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,250	1,192,836

South Carolina (State of) Public Service Authority; Series 2020 A, Ref. RB	4.00%	12/01/2037	1,000	992,164

				4,213,071

Tennessee–1.31%
Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.00%	10/01/2039	1,505	1,507,351

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	2,615,562

Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	500,494

Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	4.50%	06/01/2028	650	649,736

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	1,115	1,151,840

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,034,380

Series 2016 A, RB	5.00%	07/01/2035	2,000	2,037,585

New Memphis Arena Public Building Authority (City of Memphis) (Social Bonds);
Series 2021, RB(h)	0.00%	04/01/2036	1,200	688,733

Series 2021, RB(h)	0.00%	04/01/2037	1,375	739,763

Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,241,156

Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	632,628

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(d)	5.00%	09/01/2037	750	624,552

Tennergy Corp.; Series 2022 A, RB(c)	5.50%	12/01/2030	8,300	8,641,380

Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2024	3,225	3,227,192

Series 2006 C, RB	5.00%	02/01/2027	150	151,367

				25,443,719

Texas–8.00%
Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,500	1,522,832

Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	100	96,963

Series 2017 A, RB	5.00%	08/15/2038	115	107,594

Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	70	69,901

Series 2014 A, RB	6.63%	03/01/2029	1,000	1,000,687

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	$1,075	$1,071,927

Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,221,594

Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2013, RB	6.00%	08/15/2033	1,250	1,252,006

Series 2022 A, RB	4.00%	08/15/2033	535	524,094

Series 2022 A, RB	4.00%	08/15/2034	555	539,634

Series 2022 A, RB	4.00%	08/15/2035	410	395,119

Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	495,884

Series 2015 A, RB	5.13%	08/15/2030	3,000	2,993,884

Series 2018 D, RB	5.75%	08/15/2033	5,000	5,070,587

Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(d)	5.00%	04/01/2028	1,000	1,000,088

Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB(g)	5.00%	09/01/2024	265	265,480

Series 2014 A, Ref. RB(c)(g)	5.25%	09/01/2024	1,000	1,001,484

Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	1,225	1,314,234

Godley Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	2,640	2,663,722

Grand Parkway Transportation Corp.; Series 2020 C, Ref. RB	4.00%	10/01/2036	250	257,711

Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2037	2,000	2,131,769

Gulf Coast Authority (Waste Management of Texas); Series 2003 B, RB(a)	1.50%	05/01/2028	1,750	1,541,513

Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,009,493

Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, RB	5.00%	01/01/2033	1,090	987,518

Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,460,049

Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	4,000	3,985,026

Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(a)(b)	5.25%	07/01/2039	2,000	2,181,191

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(a)	4.75%	07/01/2024	1,265	1,264,383

Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	500	498,943

Series 2021 A, RB(a)	4.00%	07/01/2041	4,500	3,799,613

Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 B-2, Ref. RB(a)	5.00%	07/15/2027	3,350	3,343,118

Series 2021 B-1, RB(a)	4.00%	07/15/2041	14,000	11,817,924

Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	255,551

Love Field Airport Modernization Corp.; Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	11/01/2039	2,935	2,855,256

Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2014, Ref. RB(e)	5.00%	02/15/2024	73	728

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(d)	4.63%	10/01/2031	5,000	4,857,416

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,620	2,334,604

Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,282,775

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2036	2,000	1,756,723

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,075,632

Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,177,020

Series 2017, Ref. RB	5.00%	01/01/2037	2,000	1,839,174

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	245	235,783

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	1,998,651

Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,076,916

New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(c)(g)	5.00%	04/01/2024	620	622,895

New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,426,166

Series 2014, RB	5.50%	01/01/2035	1,400	1,271,044

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(d)	4.63%	08/15/2025	$330	$331,235

North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2046	10,000	10,045,636

North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	762,859

Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(d)	2.13%	01/01/2028	575	497,373

Series 2021, RB(a)(d)	2.25%	01/01/2029	800	671,947

Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,888,466

San Antonio (City of), TX; Series 2019 A, Ref. RB(a)	5.00%	07/01/2032	2,380	2,551,875

Tarrant County Cultural Education Facilities Finance Corp.; Series 2014, Ref. RB	5.00%	10/01/2049	625	594,225

Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group); Series 2015, Ref. RB	5.00%	09/01/2030	4,535	4,556,523

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2020, Ref. RB	4.00%	11/15/2027	2,550	2,402,055

Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project); Series 2014, Ref. RB	5.00%	10/01/2044	4,500	4,360,533

Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2038	10,000	10,019,203

Texas (State of); Series 2023 A, GO Bonds(a)	4.00%	08/01/2041	5,000	4,832,939

Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2034	1,400	894,351

Series 2019, RB(h)	0.00%	08/01/2035	2,050	1,240,064

Series 2019, RB(h)	0.00%	08/01/2036	1,500	857,488

Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(h)	0.00%	08/15/2036	5,000	2,883,284

Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,029,354

Series 2015 C, Ref. RB	5.00%	08/15/2042	1,235	1,239,179

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,985	3,084,271

Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2031	3,250	3,355,728

Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(a)	5.38%	06/30/2039	3,115	3,304,568

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	5.00%	12/31/2030	3,000	3,217,404

Series 2019 A, Ref. RB	5.00%	12/31/2032	1,000	1,069,725

Viridian Municipal Management District;
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	665	683,276

Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,005	1,032,620

Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	920	945,153

Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	500	513,670

				155,817,303

Utah–1.09%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	3.50%	03/01/2036	2,000	1,664,812

Mida Mountain Village Public Infrastructure District (Assessment Area No. 2);
Series 2021, RB(d)	4.00%	08/01/2025	1,205	1,183,255

Series 2021, RB(d)	4.00%	08/01/2027	1,000	967,400

Series 2021, RB(d)	4.00%	08/01/2030	1,000	940,570

Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	420,403

Series 2021 A-1, RB	4.00%	06/01/2041	1,000	782,198

Series 2021 A-2, RB	4.00%	06/01/2036	5,250	4,414,230

Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2033	3,500	3,705,507

Series 2018 B, RB	5.00%	07/01/2038	1,000	1,049,762

West Jordan (City of), UT Municipal Building Authority; Series 2016, RB	4.00%	10/01/2038	6,020	6,022,532

				21,150,669

Vermont–0.12%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,004,629

University of Vermont and State Agricultural College; Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,429,407

				2,434,036

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–0.79%
Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. RB	4.25%	03/01/2026	$700	$682,448

Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	965,653

Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2014, Ref. RB	4.00%	01/01/2025	705	691,860

Series 2019 A, RB	5.00%	01/01/2034	500	458,676

Virginia (Commonwealth of) Housing Development Authority; Series 2013 F, RB	5.35%	10/01/2043	900	902,128

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(a)	5.00%	01/01/2033	2,295	2,454,084

Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	06/30/2042	2,395	2,490,245

Series 2022, Ref. RB(a)	5.00%	12/31/2047	1,820	1,864,983

Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(a)	5.00%	01/01/2035	4,105	4,366,540

Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	149,488

Series 2018, Ref. RB	5.00%	09/01/2030	455	450,353

				15,476,458

Washington–2.19%
Kalispel Tribe of Indians;
Series 2018 A, RB(d)	5.00%	01/01/2032	70	71,943

Series 2018 B, RB(d)	5.00%	01/01/2032	100	102,750

Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	15	14,898

Seattle (Port of), WA;
Series 2016 B, Ref. RB(a)	5.00%	10/01/2028	3,730	3,836,971

Series 2019, RB(a)	5.00%	04/01/2029	5,000	5,342,441

Series 2022 B, Ref. RB(a)	5.00%	08/01/2037	3,000	3,205,029

Seattle (Port of), WA (SEATAC Fuel Facilities LLC); Series 2013, Ref. RB(a)	5.00%	06/01/2024	1,560	1,560,848

University of Washington; Series 2020 A, RB	4.00%	04/01/2045	5,900	5,842,487

Washington (State of);
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	1,000	1,124,323

Series 2021 A, Ref. GO Bonds	5.00%	06/01/2035	1,500	1,684,994

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	4.00%	07/01/2031	2,365	2,382,542

Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021, RB	4.00%	07/01/2031	1,250	1,213,686

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(j)	4.70%	01/01/2025	3,350	3,350,786

Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	508,580

Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB(c)(g)	5.00%	05/15/2024	500	503,370

Washington (State of) Health Care Facilities Authority (Providence Health & Services); Series 2012 A, RB	5.00%	10/01/2028	120	120,037

Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,546,748

Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,381,850

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2031	1,350	1,244,728

Series 2016 A, Ref. RB(d)	5.00%	07/01/2036	1,450	1,252,645

Washington (State of) Housing Finance Commission (Eliseo); Series 2021 B-2, Ref. RB(d)	2.13%	07/01/2027	2,715	2,447,408

Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(d)(g)	6.00%	07/01/2025	230	235,158

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(d)	5.00%	07/01/2038	830	660,414

Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(d)	5.00%	01/01/2034	745	659,249

Series 2019 A, RB(d)	5.00%	01/01/2039	2,895	2,393,854

				42,687,739

West Virginia–0.25%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.50%	06/01/2037	2,000	2,044,266

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)
West Virginia (State of) Economic Development Authority; Series 2020, RB(a)(c)	5.00%	07/01/2025	$1,000	$1,000,271

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(d)(e)	6.75%	02/01/2026	2,000	1,400,000

Series 2018, RB(a)(d)(e)	8.75%	02/01/2036	640	512,000

				4,956,537

Wisconsin–1.95%
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	4,388,796

Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,005,917

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,492,461

Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,611,197

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,453,383

Series 2012, RB	5.00%	06/01/2026	1,000	1,000,757

Wisconsin (State of) Public Finance Authority;
Series 2012 B, Ref. RB(a)	5.00%	07/01/2042	3,500	3,500,011

Series 2012 C, Ref. RB(a)	5.00%	07/01/2042	1,000	1,000,003

Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(d)	3.75%	06/01/2030	350	312,868

Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	538,572

Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(d)	5.00%	06/01/2025	1,650	1,633,464

Series 2016 A, RB(d)	4.63%	06/01/2036	160	140,340

Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	850,656

Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,134,407

Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	382,268

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2039	500	444,927

Series 2022 A, RB(d)	6.13%	02/01/2039	485	431,579

Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,930	1,686,758

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	4.38%	06/15/2029	1,555	1,488,953

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	3,250	1,998,750

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,043,877

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.00%	04/01/2025	440	440,436

Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(d)	5.00%	10/01/2043	500	434,081

Wisconsin (State of) Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	1,000	1,000,601

Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(d)	4.13%	12/01/2024	980	960,268

WPPI Energy; Series 2014 A, Ref. RB	5.00%	07/01/2026	1,520	1,531,557

				37,906,887

TOTAL INVESTMENTS IN SECURITIES(o)–99.69% (Cost $1,984,828,646)				1,941,975,045

FLOATING RATE NOTE OBLIGATIONS–(0.49)%
Notes with interest and fee rates ranging from 3.85% to 3.86% at 11/30/2023 and contractual maturities of collateral ranging from 06/15/2029 to 06/01/2032(p)				(9,525,000)

OTHER ASSETS LESS LIABILITIES–0.80%				15,589,815

NET ASSETS–100.00%				$1,948,039,860

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $145,113,244, which represented 7.45% of the Fund’s Net Assets.

(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $7,865,661, which represented less than 1% of the Fund’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at November 30, 2023 was $5,025,190, which represented less than 1% of the Fund’s Net Assets.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(k)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,330,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.

(n)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Fund’s investments with a value of $15,272,134 are held by TOB Trusts and serve as collateral for the $9,525,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,941,975,045	$–	$1,941,975,045

Other Investments - Assets

Investments Matured	–	596	–	596

Total Investments	$–	$1,941,975,641	$–	$1,941,975,641

Invesco Intermediate Term Municipal Income Fund